UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     May 14, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $366,015 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INT'L GROUP           COM              26874107     18285   256275 SH       SOLE                        0        0   256275
AMGEN                          COM              31162100     13376   230026 SH       SOLE                        0        0   230026
BERKSHIRE HATHAWAY A           CL A             84670108       373        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY B           CL B             84670207     16551     5320 SH       SOLE                        0        0     5320
CANADIAN NATL RY CO            COM              136375102    17795   452451 SH       SOLE                        0        0   452451
CARDINAL HEALTH INC            COM              14149Y108    17162   249085 SH       SOLE                        0        0   249085
COMPUTER SCIENCES CORP         COM              205363104    15199   376865 SH       SOLE                        0        0   376865
CP HOLDRS                      DEP RCPTS  CP    12616K106      359     6110 SH       SOLE                        0        0     6110
ENCANA CORP                    COM              292505104    16597   384905 SH       SOLE                        0        0   384905
FEDERAL NATL MTG ASSN          COM              313586109    19212   258400 SH       SOLE                        0        0   258400
FIRST DATA CORP                COM              319963104    17489   414827 SH       SOLE                        0        0   414827
GENERAL DYNAMICS CORP          COM              369550108    16585   185665 SH       SOLE                        0        0   185665
HONDA MOTOR LTD                AMERN SHS        438128308    15856   685225 SH       SOLE                        0        0   685225
JOHNSON & JOHNSON              COM              478160104    14327   282480 SH       SOLE                        0        0   282480
LIBERTY MEDIA CORP NEW         COM SER A        530718105    14624  1335539 SH       SOLE                        0        0  1335539
LIZ CLAIBORNE INC              COM              539320101    15820   431191 SH       SOLE                        0        0   431191
MASCO CORP                     COM              574599106     9443   310205 SH       SOLE                        0        0   310205
NABORS INDUSTRIES LTD          COM              629568106    16076   351379 SH       SOLE                        0        0   351379
NUVEEN CALIF MUN VALUE FD      COM              67062C107     1039   105815 SH       SOLE                        0        0   105815
PFIZER INC                     COM              717081103    16561   472486 SH       SOLE                        0        0   472486
RYLAND GROUP INC               COM              783764103    24956   280945 SH       SOLE                        0        0   280945
TORCHMARK CORP                 COM              891027104    17521   325724 SH       SOLE                        0        0   325724
TRIBUNE CO NEW                 SB DB EXCH2%29   896047305      793     9065 SH       SOLE                        0        0     9065
VIACOM INC                     CL B             925524308    15542   396370 SH       SOLE                        0        0   396370
WAL MART STORES INC            COM              931142103    14206   238001 SH       SOLE                        0        0   238001
WASHINGTON MUT INC             COM              939322103    18413   431115 SH       SOLE                        0        0   431115
WENDYS INTL INC                COM              950590109     1512    37155 SH       SOLE                        0        0    37155
YUM BRANDS INC                 COM              988498101      343     9020 SH       SOLE                        0        0     9020